Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities - Private Placement Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as of October 19, 2021 (IPO)	$ 175,480	$ 107,713	$ 356,666	$ 2,354,000
Change in fair value	67,767	(248,953)	(1,997,334)	(7,632,666)
Fair value , ending	175,480	107,713	356,666	2,354,000
Fair value , beginning	107,713	356,666	2,354,000
IPO [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as of October 19, 2021 (IPO)		107,713		9,986,666
Fair value , ending		$ 107,713		$ 9,986,666
Fair value , beginning	$ 107,713		$ 9,986,666